Document and Entity Information	Dec. 19, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 19, 2024
Entity Registrant Name	Aptiv PLC
Entity Incorporation State Country Code	Y9
Entity File Number	000-56716
Entity Tax Identification Number	98-1824200
Entity Address Address Line 1	Spitalstrasse 5
Entity Address Postal Zip Code	8200
Entity Address City Or Town	Schaffhausen
Entity Address Country	CH
Country Region	41
City Area Code	52
Local Phone Number	580 96 00
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001521332
Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Ordinary Shares, $0.01 par value per share
Trading Symbol	APTV
Security Exchange Name	NYSE
1.600% Senior Notes due 2028 [Member]
Document Information [Line Items]
Security 12b Title	1.600% Senior Notes due 2028
Trading Symbol	APTV
Security Exchange Name	NYSE
4.350% Senior Notes due 2029 [Member]
Document Information [Line Items]
Security 12b Title	4.350% Senior Notes due 2029
Trading Symbol	APTV
Security Exchange Name	NYSE
4.650% Senior Notes due 2029 [Member]
Document Information [Line Items]
Security 12b Title	4.650% Senior Notes due 2029
Trading Symbol	APTV
Security Exchange Name	NYSE
3.250% Senior Notes due 2032 [Member]
Document Information [Line Items]
Security 12b Title	3.250% Senior Notes due 2032
Trading Symbol	APTV
Security Exchange Name	NYSE
5.150% Senior Notes due 2034 [Member]
Document Information [Line Items]
Security 12b Title	5.150% Senior Notes due 2034
Trading Symbol	APTV
Security Exchange Name	NYSE
4.250% Senior Notes due 2036 [Member]
Document Information [Line Items]
Security 12b Title	4.250% Senior Notes due 2036
Trading Symbol	APTV
Security Exchange Name	NYSE
4.400% Senior Notes due 2046 [Member]
Document Information [Line Items]
Security 12b Title	4.400% Senior Notes due 2046
Trading Symbol	APTV
Security Exchange Name	NYSE
5.400% Senior Notes due 2049 [Member]
Document Information [Line Items]
Security 12b Title	5.400% Senior Notes due 2049
Trading Symbol	APTV
Security Exchange Name	NYSE
3.100% Senior Notes due 2051 [Member]
Document Information [Line Items]
Security 12b Title	3.100% Senior Notes due 2051
Trading Symbol	APTV
Security Exchange Name	NYSE
4.150% Senior Notes due 2052 [Member]
Document Information [Line Items]
Security 12b Title	4.150% Senior Notes due 2052
Trading Symbol	APTV
Security Exchange Name	NYSE
5.750% Senior Notes due 2054 [Member]
Document Information [Line Items]
Security 12b Title	5.750% Senior Notes due 2054
Trading Symbol	APTV
Security Exchange Name	NYSE
6.875% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2054 [Member]
Document Information [Line Items]
Security 12b Title	6.875% Fixed-to-Fixed Reset RateJunior Subordinated Notes due 2054
Trading Symbol	APTV
Security Exchange Name	NYSE